Commitments and Contingencies (Details) $ in Thousands, ¥ in Millions			1 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 28, 2026 USD ($)	Sep. 28, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Sep. 28, 2023 USD ($)	Sep. 28, 2023 CNY (¥)
Nanping Golden Heaven Amusement Park Management Co., Ltd [Member]
Commitments and Contingencies [Line Items]
Construction contract							$ 46,240
Fujian Xinchang Construction Engineering Co., Ltd [Member]
Commitments and Contingencies [Line Items]
Construction contract amount					$ 19,670	¥ 140		$ 20,230	¥ 140
Construction contract paid			$ 9,830	¥ 70
Nanping Golden Heaven [Member]
Commitments and Contingencies [Line Items]
Construction contract amount								25,280	180
Construction contract paid	$ 10,120	¥ 70	$ 12,640	¥ 90
Amount of remaining contractual commitment	10,110
Fujian Xinchang [Member]
Commitments and Contingencies [Line Items]
Construction contract amount								$ 26,010	¥ 180
Construction contract paid	13,010	¥ 90
Amount of remaining contractual commitment	$ 13,000
Construction projects							$ 23,110